TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Disclosure of detailed information about Income tax expense (benefit) [Table Text Block]
	Year ended December 31,
	2025	2024	2023

Current taxes	$186	$28	$182
Deferred taxes, net	(165)	(150)	394
Taxes on income from previous years	71	(901)	195

	$92	$(1,023)	$771

Disclosure of detailed information about reconciliation of tax expense and accounting profit [Table text Block]
	Year ended December 31,
	2025	2024	2023

Loss before income tax	$(11,658)	$(12,794)	$(9,457)

Statutory tax rate in Canada 26.5%	(3,089)	(3,390)	(2,506)

Increase (decrease) in income tax due to:
Non-deductible expenses (non-taxable income), net for tax purposes	1,699	(223)	(122)
Effect of different tax rates of subsidiaries	(113)	232	169
Adjustments in respect of current income tax of previous years	71	(708)	195
Recognition of tax benefits in respect of losses incurred in previous years	317	1,078	1,565
Unrecognized tax benefit in respect of losses incurred for the year	640	1,059	1,432
Other adjustments	567	929	38

Income tax expense (benefit)	$92	$(1,023)	$771